RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Unamortized Debt Issuance Expense	$ 12	$ 11
Deferred Finance Costs, Current, Net	$ 1	$ 1